FINANCIAL INSTRUMENTS - Movements in Derivative Instruments, Assets and Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Derivative [Line Items]
Derivative instruments , assets, start of the period	$ 48,829
Derivative instruments , liabilities, start of the period	0
Derivative instruments and hedges, net value, start of the period	48,829
Change in fair value of derivative instruments	(2,616)	$ 3,032
Proceeds from termination of derivative instruments	(10,355)	$ 0
Derivative instruments , assets, end of the period	36,302
Derivative instruments , liabilities, end of the period	(444)
Derivative instruments and hedges, net value, end of the period	35,858
Assets
Derivative [Line Items]
Change in fair value of derivative instruments	(2,172)
Proceeds from termination of derivative instruments	(10,355)
Liability
Derivative [Line Items]
Change in fair value of derivative instruments	(444)
Proceeds from termination of derivative instruments	0
Shortened interest rate swap 1
Derivative [Line Items]
Proceeds from termination of derivative instruments	(5,000)
Shortened interest rate swap 2
Derivative [Line Items]
Proceeds from termination of derivative instruments	$ (5,400)